Class A Shares Prospectus | SIMT Multi-Strategy Alternative Fund
SIMT Multi-Strategy Alternative Fund

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement dated June 10, 2016
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2016, as amended on
March 9, 2016, April 15, 2016 and May 3, 2016

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the fees and expenses and portfolio management of the Fund.

Restatement of Fees and Expenses of the Fund

Under the section titled "Fund Summary," under the heading entitled "Fees and Expenses," under the sub-heading entitled "Annual Fund Operating Expenses," the table is hereby deleted and replaced with the following in order to reflect the Fund's current fees and expenses:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Shares Prospectus SIMT Multi-Strategy Alternative Fund Class A	[1]
Management Fees	1.50%
Distribution (12b-1) Fees	none
Dividends on Shorts	0.02%
Remainder of Other Expenses	0.61%
Total Other Expenses	0.63%
Acquired Funds Fees and Expenses (AFFE)	0.67%	[2]
Total Annual Fund Operating Expenses	2.80%
[1]	Total Annual Fund Operating Expenses have been restated to reflect current fees and expenses.
[2]	AFFE is based on estimated amounts for the current fiscal year. The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

In addition, under the same heading, under the sub-heading entitled "Example," the table is hereby deleted and replaced with the following:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class A Shares Prospectus | SIMT Multi-Strategy Alternative Fund | Class A | USD ($)	283	868	1,479	3,128

There are no further changes to the fees and expenses of the Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE